Commitments	12 Months Ended
Jun. 30, 2023
Commitments [Abstract]
Commitments
Note 26.  Commitments

As at 30 June 2023, the Group had commitments of $7,481,000 (30 June 2022: $346,623,000) which are payable within the year ended 30 June 2024. These commitments include committed capital expenditure on infrastructure related to site development.

The committed amounts are payable as set out below:

	Consolidated
	30 June 2023	30 June 2022
	US$’000	US$’000

Amounts payable within 12 months of balance date:	7,481	322,706
Amounts payable after 12 months of balance date:	-	23,917

	7,481	346,623